Revenues (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenues

An analysis of revenue is as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Revenue from contracts with customers	115,210	—	—
Traffic revenues	—	95,187	89,554
- Passenger	—	91,564	83,577
- Cargo and mail	—	3,623	5,977
Tour operations income	—	2,322	3,113
Ground service income	—	1,323	2,850
Cargo handling and processing income	—	69	794
Commission income	—	112	92
Others	—	3,423	2,464
Revenue from other sources		—	—
Rental income	68	39	37

	115,278	102,475	98,904

Revenue from contracts with customers

(i)	Disaggregated revenue information

For the year ended December 31, 2018

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Type of goods or service
Traffic revenues
- Passenger	104,309	—	104,309
- Cargo and mail	3,627	—	3,627
Tour operations income	—	2,173	2,173
Ground service income	1,211	—	1,211
Commission income	101	—	101
Ticket cancellation fee	2,098	—	2,098
Others	1,162	529	1,691

Total revenue from contracts with customers	112,508	2,702	115,210

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	73,747	2,702	76,449
International	34,744	—	34,744
Regional (Hong Kong, Macau and Taiwan)	4,017	—	4,017

Total revenue from contracts with customers	112,508	2,702	115,210

Set out below is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information: For the year ended December 31, 2018
	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Revenue from contracts with customers
External customers	112,508	2,702	115,210
Intersegment sales	—	1,425	1,425

Intersegment adjustment and eliminations	—	(1,425)	(1,425)

Total revenue from contracts with customers	112,508	2,702	115,210

Schedule of Revenue Recognized in Current Reporting Period that were Included in Contract Liabilities

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

2018 RMB million
Revenue recognized that was included in contract liabilities at the beginning of the year:
Passenger transportation services	6,218

Summary of Contract Liabilities Activity

The table below presents the activity of the contract liabilities for the Group’s frequent flyer program in 2018.

2018 RMB million
At January 1	1,994
Deferred during the year	1,519
Recognized as revenue during the year	(1,227)

At December 31	2,286
Less: the related pending output value added tax therein	240

2,046